Financial Instruments (Details 4) - 12 months ended Dec. 31, 2025 - Interest rate swap contract [member] € in Thousands, Ft in Thousands, $ in Thousands	EUR (€)	HUF (Ft)	USD ($)
Loan To Finance Lukovac Project [Member]
Disclosure of detailed information about financial instruments [line items]
Original Interest Rates Under Interest Rate Swaps	3 month Euribor
Interest Rates Under Interest Rate Swaps After Hedging	0.75%
Par Value Of Hedged Contract	€ 13,965		$ 16,397
Repayment Date Of Hedged Contract	31/03/2031
Carrying Value Of Hedged Contract			650
Loan To Finance Picasso Project [Member]
Disclosure of detailed information about financial instruments [line items]
Original Interest Rates Under Interest Rate Swaps	3 month Euribor
Interest Rates Under Interest Rate Swaps After Hedging	1.08%
Par Value Of Hedged Contract	€ 62,591		73,490
Repayment Date Of Hedged Contract	31/03/2039
Carrying Value Of Hedged Contract			6,052
Loan To Finance Attila Projects [Member]
Disclosure of detailed information about financial instruments [line items]
Original Interest Rates Under Interest Rate Swaps	3 monthBubor
Interest Rates Under Interest Rate Swaps After Hedging	1.445%-3.7%
Par Value Of Hedged Contract		Ft 11,081,815	32,375
Repayment Date Of Hedged Contract	31/12/2030
Carrying Value Of Hedged Contract			3,593
Loan To Finance Bjorn Project [Member]
Disclosure of detailed information about financial instruments [line items]
Original Interest Rates Under Interest Rate Swaps	6 month Euribor
Interest Rates Under Interest Rate Swaps After Hedging	0.526%
Par Value Of Hedged Contract	€ 147,400		173,068
Repayment Date Of Hedged Contract	28/12/2040
Carrying Value Of Hedged Contract			28,352
Loan To Finance Raaba Acdc Project [Member]
Disclosure of detailed information about financial instruments [line items]
Original Interest Rates Under Interest Rate Swaps	3 month Euribor
Interest Rates Under Interest Rate Swaps After Hedging	2.908%
Par Value Of Hedged Contract	€ 7,484		8,787
Repayment Date Of Hedged Contract	30/12/2033
Carrying Value Of Hedged Contract			(167)
Loan To Finance Raaba Flow Project [Member]
Disclosure of detailed information about financial instruments [line items]
Original Interest Rates Under Interest Rate Swaps	3 month Euribor
Interest Rates Under Interest Rate Swaps After Hedging	2.809%
Par Value Of Hedged Contract	€ 16,617		19,511
Repayment Date Of Hedged Contract	30/12/2033
Carrying Value Of Hedged Contract			(253)
Loan To Finance The Pupin Project [Member]
Disclosure of detailed information about financial instruments [line items]
Original Interest Rates Under Interest Rate Swaps	3 month Euribor
Interest Rates Under Interest Rate Swaps After Hedging	2.987%
Par Value Of Hedged Contract	€ 57,886		67,966
Repayment Date Of Hedged Contract	31/03/2040
Carrying Value Of Hedged Contract			(2,155)
Loan to finance the Atrisco project - PV [Member]
Disclosure of detailed information about financial instruments [line items]
Original Interest Rates Under Interest Rate Swaps	6 month SOFR
Interest Rates Under Interest Rate Swaps After Hedging	4.0712%
Par Value Of Hedged Contract			113,129
Repayment Date Of Hedged Contract	30/09/2049
Carrying Value Of Hedged Contract			(747)
Loan to finance the Atrisco project - BESS [Member]
Disclosure of detailed information about financial instruments [line items]
Original Interest Rates Under Interest Rate Swaps	6 month SOFR
Interest Rates Under Interest Rate Swaps After Hedging	4.1049%
Par Value Of Hedged Contract			173,228
Repayment Date Of Hedged Contract	30/09/2049
Carrying Value Of Hedged Contract			(2,667)
Loan To Finance Country Acres Project [Member]
Disclosure of detailed information about financial instruments [line items]
Original Interest Rates Under Interest Rate Swaps	3 month SOFR
Interest Rates Under Interest Rate Swaps After Hedging	3.8955%
Par Value Of Hedged Contract			281,647
Repayment Date Of Hedged Contract	30/09/2056
Carrying Value Of Hedged Contract			4,371
Loan To Finance Quail Ranch Project [Member]
Disclosure of detailed information about financial instruments [line items]
Original Interest Rates Under Interest Rate Swaps	3 month SOFR
Interest Rates Under Interest Rate Swaps After Hedging	4.0485%
Par Value Of Hedged Contract			99,591
Repayment Date Of Hedged Contract	31/03/2051
Carrying Value Of Hedged Contract			(1,172)
Loan To Finance Roadrunner Project [Member]
Disclosure of detailed information about financial instruments [line items]
Original Interest Rates Under Interest Rate Swaps	3 month SOFR
Interest Rates Under Interest Rate Swaps After Hedging	4.141%
Par Value Of Hedged Contract			285,621
Repayment Date Of Hedged Contract	31/12/2050
Carrying Value Of Hedged Contract			(6,702)
Loan To Finance Snowflake Project [Member]
Disclosure of detailed information about financial instruments [line items]
Original Interest Rates Under Interest Rate Swaps	3 month SOFR
Interest Rates Under Interest Rate Swaps After Hedging	4.06%
Par Value Of Hedged Contract			750,723
Repayment Date Of Hedged Contract	30/06/2052
Carrying Value Of Hedged Contract			$ 4,518